Weighted Average Grant Date Fair Value of Options Issued (Detail)	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2011
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-Free Interest Rate, minimum	1.70%	1.00%	1.30%
Risk-Free Interest Rate, maximum	2.09%	1.30%	3.40%
Expected Volatility		35.00%	31.10%
Expected Volatility, minimum	36.80%
Expected Volatility, maximum	38.00%
Expected Life (years)		6 years 6 months
Contractual Life (years)	10 years	10 years	10 years
Expected Dividend Yield	0.00%	0.00%	0.00%
Minimum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected Life (years)	6 years 3 months		6 years 4 months 24 days
Maximum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected Life (years)	7 years 4 months 24 days		9 years 3 months 18 days